Other intangible assets	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Other intangible assets

8.    Other intangible assets

Changes in the carrying amount of other intangible assets during the years ended December 31 are as follows:

					Other	Accumulated
	Development	Power Supply		Computer	Intangible	Depreciation	Impairment
	Expenditure	Agreements	Rights of Use	Software	Assets	(Note 25.3)	(Note 25.5)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2018	50,482	37,836	23,039	6,047	24,263	(72,751)	(10,258)	58,658
Additions	992	—	—	—	26,385	(9,312)	(16,073)	1,992
Disposals	—	—	—	(64)	(7,260)	—	—	(7,324)
Business combinations (Note 5)	—	—	—	45	—	—	—	45
Transfers from/(to) other accounts	1,919	—	—	—	(1,919)	—	—	—
Exchange differences	(2,408)	—	(648)	(101)	(1,656)	2,546	718	(1,549)
Balance at December 31, 2018	50,985	37,836	22,391	5,927	39,813	(79,517)	(25,613)	51,822
Additions	870	—	—	—	22,842	(7,305)	(211)	16,196
Disposals	(553)	—	(5,595)	(780)	(8,295)	3,845	5,281	(6,097)
Exchange differences	(976)	—	(263)	2	(142)	694	468	(217)
Business disposal	—	—	—	—	(11,548)	—	1,111	(10,437)
Balance at December 31, 2019	50,326	37,836	16,533	5,149	42,670	(82,283)	(18,964)	51,267

Additions and disposals in other intangible asset in 2019 and 2018 primarily relate to the acquisition, use and expiration of rights held to emit greenhouse gasses by certain Spanish, French and Canadian subsidiaries (see Note 4.21).

As a result of the Business Combination, the Company acquired a power supply agreement which provides favorable below-market power rates to the Alloy, West Virginia facility, which terminates in December 2021.

During 2019 the Company disposed of FerroAtlántica, S.A.U., which resulted in a net reduction of other intangible assets of $10,437 thousand, the net gain on the disposal of FerroAtlántica, S.A.U. is disclosed in Note 29. During 2018 the Company recognised an impairment of $13,947 thousand of development expenditures in relation to our solar-grade silicon metal project based in Puertollano, Spain. Refer to Note 9 for further details.

At December 31, 2019, the Company has no intangible assets pledged as security for outstanding bank loans and other payables. At December 31, 2018 the company has other intangible assets of $26,948 thousands pledged as security for outstanding bank loans and other payables.